8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Related Party Liabilities

Related party liabilities

		Years ended
	Services / Advances	December 31, 2021	December 31, 2020	December 31, 2019	As at December 31, 2021	As at December 31, 2020
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management, accounting, marketing and financing services	$94,200	$132,435	$198,158	$ 534,488 (b)	$ 456,055 (b)
Paul W. Kuhn (e)	Consulting, salaries, housing allowance and share-based payment	$150,000	$150,000	$217,248	$ 122,140 (f)	$282,633
Mark T. Brown (d)	Short-term loan and expense reimbursement	$ Nil	$ Nil	$16,000	$ Nil	$ Nil
Paul L. Nelles (c)	Salaries and share-based payment	$ Nil	$ Nil	$8,070	$14,391	$15,608
TOTAL:		$244,200	$282,435	$439,476	$671,019	$754,296